Mine Holding Costs - Mine Holding Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine holding costs	$ 12,056	$ 21,583
Del Toro [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine holding costs	3,385	7,999
La Parrilla [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine holding costs	3,278	5,563
San Martin [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine holding costs	2,597	5,265
La Guitarra [Member]
Disclosure Of Mines Under Temporary Suspension [Line Items]
Mine holding costs	$ 2,796	$ 2,757